Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net loss	$ (5,790)	$ (6,532)
Add items not affecting cash
Share-based compensation	2,961	3,286
Deferred income tax benefit	(2,388)	(873)
Foreign exchange (gain) loss	(4,719)	735
Investment loss from Smackover Lithium	2,980	2,244
Fair value gain on Investment in Aqualung	(204)	(2,752)
Fair value loss (gain) on financial asset - FID	644	(3,283)
Amortization	248	648
Interest expense	9	18
Other	13	12
Net changes in non-cash working capital items:
Other current assets and receivables	(743)	(1,612)
Accounts payable and accrued liabilities	(2,013)	1,069
Net cash used in operating activities	(9,002)	(7,040)
Investing activities
Smackover Lithium capital contributions	(27,225)	(8,250)
Exploration and evaluation assets		(6)
Purchase of property, plant and equipment	(4)
Change in restricted cash	(16)	59
Patents		(42)
Net cash used in investing activities	(27,245)	(8,239)
Financing activities
Proceeds from at-the-market equity program ("ATM")	20,183	18,484
Exercise of Options	1,839
Share issuance costs	(584)	(447)
Lease payments	(94)	(178)
Net cash provided by financing activities	21,344	17,859
Effect of exchange rates on cash	(160)	30
Net change in cash	(15,063)	2,610
Cash, beginning of period	152,314	31,177
Cash, end of period	137,251	$ 33,787
Non-cash investing and financing
Change in proceeds from issuance of shares included in accounts receivable	1,900
Change in share issuance costs included in accounts payable	$ 134